Document and Entity Information	Sep. 10, 2024
Details
Registrant CIK	0001131903
Registrant Name	SPECTRAL CAPITAL CORPORATION
SEC Form	8-K
Period End date	Sep. 10, 2024
Tax Identification Number (TIN)	51-0520296
Emerging Growth Company	true
Ex Transition Period	false
Entity Incorporation, State or Country Code	NV
Securities Act File Number	000-50274
Entity Address, Address Line One	4500 9th Avenue NE
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98105
City Area Code	206
Local Phone Number	385-6490
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false